GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Schedule of changes in carrying amounts of goodwill and accumulated impairment losses

	Ador Inc	Ezbuy	Total
Balance at January 1, 2018
Goodwill	$690	$—	$690
Accumulated impairment loss	—	—
	$690	$—	$690
Goodwill acquired during the year	—	27,479	27,479
Impairment loss	—	—	—
Balance at December 31, 2018
Goodwill	$690	$27,479	$28,169
Accumulated impairment loss	—	—	—
	$690	$27,479	$28,169